RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Transactions as part of discontinued operations:

Provision of medical services:
Shaanxi Juntai	1,052	984	—	—
Loans to (repayment of loans from):
New Chang'an	(6,590)	—	—	—
JYADK	—	—	3,173	490
Interest income:
New Chang'an	7,839	6,755	—	—
JYADK	—	—	148	23
Purchase of medical supplies:
JYADK	805	484	—	—

Transactions as part of continuing operations:

Provision of consultation service:
JWYK	—	—	113	17
Loan from:
Gopher (note 17)	—	—	161,945	25,000
Interest expense:
Gopher (note 17)	—	—	(6,705)	(1,035)
Finance lease income:
Nai'ensi	2,083	1,194	252	40

Schedule of Related Party Balances

	As at December 31	As at December 31
	2014	2015	2015
	RMB	RMB	US$
Due from related parties, current:
JYADK	—	3,321	513
Due from related parties, non-current:
Nai'ensi (note 13)	31,820	28,362	4,378

Due to related parties, current
Gopher	—	4,508	696
Due to related parties, non-current
Gopher (note 17)	—	161,945	25,000